Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Gross written premiums	$ 2,125.2	$ 2,351.3	$ 4,338.7	$ 3,938.4	$ 3,698.5
Net written premiums	1,350.5	1,506.1	2,896.0	2,587.7	2,577.8
Gross earned premiums			3,988.0	3,618.3	3,638.4
Net earned premiums	1,287.4	1,327.2	2,688.7	2,410.5	2,527.5
Losses and loss adjustment expenses	717.1	767.7	1,680.0	1,693.3	1,840.8
Acquisition costs	192.9	216.5	431.8	414.1	465.7
General and administrative expenses	169.0	186.5	386.5	333.1	308.0
Underwriting income (loss)	208.4	156.5	190.4	(30.0)	(87.0)
Corporate Expenses	(53.1)	(37.5)	(71.7)	(64.3)	(70.2)
Non-operating expenses (1)	(10.6)	(3.6)	(36.0)	(20.6)	(32.7)
Net investment income (1)	129.4	88.7	188.1	147.5	154.6
Realized and unrealized investment gains	36.1	2.5	5.0	56.2	98.5
Realized and unrealized investment losses	(18.1)	(128.9)	(182.6)	(47.4)	(27.4)
Change in fair value of derivatives	19.6	(84.9)	(80.5)	(35.9)	(65.1)
Interest Expense, Debt	(42.9)	(9.1)	(43.7)	(14.3)	(33.9)
Net realized and unrealized foreign exchange gains	(13.7)	75.2	15.9	40.0	(13.8)
Other income			8.2	14.7	49.8
Other expenses			20.1	10.8	10.8
Income (loss) from operations before income taxes	255.1	53.1	(27.0)	35.1	(38.0)
Income Tax Expense (Benefit)	(36.2)	(4.7)	78.1	(5.3)	(18.4)
Net income/(loss)	218.9	48.4	51.1	29.8	(56.4)
Losses and loss adjustment expenses	7,740.9	7,511.8	7,710.9	7,611.8	7,165.3	$ 6,951.8
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 3,082.9	$ 2,505.3	$ 2,813.2	$ 4,313.7	$ 3,970.1	$ 4,632.0
Ratios
Loss ratio	55.70%	57.80%	62.50%	70.20%	72.80%
Acquisition cost ratio	15.00%	16.30%	16.10%	17.20%	18.40%
General and administrative expense ratio	13.10%	14.10%	14.40%	13.80%	12.20%
Expense ratio	28.10%	30.40%	30.50%	31.00%	30.60%
Combined ratio	83.80%	88.20%	93.00%	101.20%	103.40%
Non-operating expenses related to fixed income writeoff			$ 32.7
Non-operating expenses related to severance, retention awards and other non-recurring costs			10.0		$ 18.2
Non-operating expenses related to impairment charges on lease assets			6.7	$ 0.4	12.9
Non-operating expenses related to Merger Agreement				19.3
Non-operating expenses related to Effectiveness And Efficiency Program				0.9	1.6
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums			1,426.4	1,199.0	1,297.7
Net earned premiums			1,251.8	1,118.8	1,287.7
Losses and loss adjustment expenses	$ 1,441.2	$ 1,190.4	1,360.7	2,148.4	2,095.7
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total			$ 1,360.7	$ 2,148.4	$ 2,095.7
Ratios
Loss ratio	52.00%	61.40%	61.50%	63.00%	74.40%
Acquisition cost ratio	18.50%	20.70%	20.20%	19.80%	19.10%
General and administrative expense ratio	10.20%	11.60%	11.40%	10.80%	8.60%
Expense ratio	28.70%	32.30%	31.60%	30.60%	27.70%
Combined ratio	80.70%	93.70%	93.10%	93.60%	102.10%
Insurance
Segment Reporting Information [Line Items]
Net written premiums			$ 1,469.6	$ 1,388.7	$ 1,280.1
Net earned premiums			1,436.9	1,291.7	1,239.8
Losses and loss adjustment expenses	$ 1,641.7	$ 1,314.9	1,452.5	2,165.3	1,874.4
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total			$ 1,452.5	$ 2,165.3	$ 1,874.4
Ratios
Loss ratio	58.70%	54.90%	63.30%	76.50%	71.10%
Acquisition cost ratio	12.20%	12.70%	12.50%	14.90%	17.70%
General and administrative expense ratio	15.50%	16.10%	17.00%	16.40%	15.90%
Expense ratio	27.70%	28.80%	29.50%	31.30%	33.60%
Combined ratio	86.40%	83.70%	92.80%	107.80%	104.70%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 875.7	$ 1,045.6	$ 1,807.0	$ 1,597.0	$ 1,656.4
Net written premiums	605.0	783.7	1,426.4	1,199.0	1,297.7
Gross earned premiums			1,617.2	1,479.2	1,612.0
Net earned premiums	572.0	600.8	1,251.8	1,118.8	1,287.7
Losses and loss adjustment expenses	297.2	369.0	770.3	705.2	958.6
Acquisition costs	105.7	124.1	252.4	221.6	246.0
General and administrative expenses	58.4	69.7	142.5	121.3	110.8
Underwriting income (loss)	110.7	38.0	86.6	70.7	(27.7)
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	1,249.5	1,305.7	2,531.7	2,341.4	2,042.1
Net written premiums	745.5	722.4	1,469.6	1,388.7	1,280.1
Gross earned premiums			2,370.8	2,139.1	2,026.4
Net earned premiums	715.4	726.4	1,436.9	1,291.7	1,239.8
Losses and loss adjustment expenses	419.9	398.7	909.7	988.1	882.2
Acquisition costs	87.2	92.4	179.4	192.5	219.7
General and administrative expenses	110.6	116.8	244.0	211.8	197.2
Underwriting income (loss)	$ 97.7	$ 118.5	$ 103.8	$ (100.7)	$ (59.3)